MINERAL PROPERTIES, PLANT AND EQUIPMENT - Mineral Properties (Details)		12 Months Ended
	Jul. 08, 2019 CAD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2006 CAD ($)
Disclosure of mineral properties [Line Items]
Cash held in trust			$ 10,000,000
Percentage of mineral property ownership acquisition	100.00%	51.00%
Percentage of ownership interest in property offered	100.00%
McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage	6.00%
Consideration receivable in the form of shares | shares	1,600,000
Total consideration receivable in cash or shares	$ 2,600,000
Value of treasury stock investment	$ 7,000,000
McQuesten [Member] | Banyan Gold corp [Member] | Silver [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage	3.00%
McQuesten [Member] | Banyan Gold corp [Member] | IFRS Gold [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage	1.00%
Maximum [Member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Royalty expense		$ 4,000,000
Income arising from exploration for and evaluation of mineral resources		$ 6,200,000
Minimum [Member] | McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Mineral properties, expenditures incurred	$ 2,600,000
Ukhm Mineral Rights [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage		1.50%
Royalty expenses paid		$ 40,000
Ukhm Mineral Rights [Member] | Maximum [Member]
Disclosure of mineral properties [Line Items]
Royalty expense		$ 4,000,000
Non-Ukhm Mineral Rights [Member] | McQuesten [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage		2.00%
Non-Ukhm Mineral Rights [Member] | Maximum [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage		2.00%
Non-Ukhm Mineral Rights [Member] | Maximum [Member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage		1.50%
Non-Ukhm Mineral Rights [Member] | Minimum [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage		0.50%
Non-Ukhm Mineral Rights [Member] | Minimum [Member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter return royalty percentage		1.00%